Revenue - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jan. 01, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with Customer, Liability	$ 20.8	$ 26.4	$ 21.5	$ 22.2
Pan Union Joint Venture [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	20.00%
Pan Union Joint Venture [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
National Oil and Gas Authority
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%
Gulf Investment Corporation
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	24.00%
Samsung C&T
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	16.00%